Share Capital and Dividends - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands																5 Months Ended	12 Months Ended
	Feb. 01, 2022 shares	Feb. 01, 2021 shares	Mar. 31, 2020 CAD ($) shares	Feb. 01, 2020 shares	Dec. 31, 2019 CAD ($) shares	Dec. 18, 2019 $ / shares shares	Dec. 13, 2019 shares	Oct. 01, 2019 shares	Sep. 30, 2019 CAD ($) shares	Aug. 16, 2019 $ / shares shares	Jun. 21, 2019 $ / shares shares	Mar. 26, 2019 CAD ($) shares	Nov. 01, 2018 CAD ($) shares $ / shares	Oct. 31, 2018 CAD ($) shares $ / shares	Oct. 30, 2018 Vote	Mar. 31, 2019 shares $ / shares	Mar. 31, 2020 CAD ($) shares Vote $ / shares	Mar. 31, 2020 USD ($) shares Vote	Mar. 31, 2019 CAD ($) shares Vote $ / shares	Mar. 31, 2018 CAD ($) shares $ / shares	Aug. 16, 2019 $ / shares shares	Jun. 21, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Common stock, cancelled														$ 1.00
Quarterly redemption period															5 years
Issuance of shares on business acquisition (in shares) | shares																			17,458,348
Issuance of shares on business acquisition																			$ 78,936,000
Number of share options exercised in share-based payment arrangement (in shares) | shares																	53,987	53,987
Exercise of stock options																	$ 165,000		244,000	$ 0
Private placement offer price (in CAD per share) | $ / shares														$ 4.50
Accumulated dividends declared and paid																			2,531,000
Share issuance, net of share issue costs																	$ 0		$ 50,047,000	$ 8,000
Options issued (in shares) | shares													660,000			20,000			20,000
Number of subordinated voting shares purchased (in shares) | shares						165,000				180,000	625,500		660,000			20,000
Exercise price (in CAD per option) | (per share)						$ 2.64				$ 3.65	$ 3.64		$ 4.50			$ 3.90			$ 3.90		$ 2.78	$ 2.76
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares																	$ 3.85		$ 3.75	$ 3.80
CAD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares			2,221,660													1,776,660	2,221,660		1,776,660	1,296,660
Options issued (in shares) | shares										85,000	435,000										85,000	435,000
USD
Disclosure of classes of share capital [line items]
Stock options exercisable (in shares) | shares			950,629													846,882	950,629		846,882
Options issued (in shares) | shares						165,000				95,000	190,500										95,000	190,500
DSU
Disclosure of classes of share capital [line items]
Number of other equity instruments settled in share-based payment arrangement | shares																	5,514	5,514
Settlement period, Canadian participants																	90 days	90 days
Settlement period, US Participants																	6 months	6 months
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares			53,370		22,299				20,937			23,865	25,928
Fair value of other equity instruments granted (in CAD per share)			$ 2.63		$ 3.66				$ 3.97			$ 3.85	$ 4.50				$ 2.63
Aggregate fair value of other equity instruments granted			$ 140,363		$ 81,614				$ 83,120			$ 91,880	$ 116,676
Contributed Surplus
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																			$ 572,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																			78,364,000
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																	473,646	473,646
Issuance of shares on business acquisition																	$ 1,800,000
Value of vested shares																	550,000
Number of instruments issued (in shares) | shares								473,646
Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																	$ 1,800,000
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																	1,274,510	1,274,510
Issuance of shares on business acquisition																	$ 3,870,000
Value of vested shares																	272,000
Number of instruments issued (in shares) | shares							1,274,510
Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																	$ 3,870,000
Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																	600,384	600,384
Issuance of shares on business acquisition																	$ 2,173,000
Value of vested shares																	639,000
Number of instruments issued (in shares) | shares				600,384
Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition																	2,173,000
Alithya Digital Technology Corporation
Disclosure of classes of share capital [line items]
Value of vested shares																	326,000		815,000
Pro2p
Disclosure of classes of share capital [line items]
Value of vested shares																	$ 81,000		$ 260,000
Private Placement
Disclosure of classes of share capital [line items]
Market value of private placement offer price (in CAD per share) | $ / shares																			$ 4.50
Class A
Disclosure of classes of share capital [line items]
Number of shares issued as settlement of obligations (in share) | shares																			307,230
Value of shares issued as settlement of obligations																			$ 1,384,421
Aggregate stated number of shares repurchased (in shares) | shares																			95,970
Aggregate stated value of shares repurchased																			$ 251,615
Cash consideration for repurchase																			431,752
Premium on share redemption recorded to deficit																			$ 180,137
Number of instruments issued (in shares) | shares														11,736,055
Share issuance, net of share issue costs														$ 52,812,248
Share issue costs incurred														2,764,885
Net deferred tax liabilities														714,000
Class F Shares Super Voting and Non Participating
Disclosure of classes of share capital [line items]
Number of votes per share | Vote															100
Class G Shares Super Voting and Participating
Disclosure of classes of share capital [line items]
Number of votes per share | Vote															10
Class H Non Voting And Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															10.00%
Mandatory retractable period															5 years
Class I Shares Non Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															20.00%
Class J Shares Non Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															10.00%
Class K Shares Non Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															4.00%
Class L Shares Non Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															4.00%
Class K Shares | Class A
Disclosure of classes of share capital [line items]
Number of shares issued in lieu of accumulated dividend (in shares) | shares																			103,704
Stated value of shares for dividends declared																			$ 466,667
Class L Shares | Class A
Disclosure of classes of share capital [line items]
Number of shares issued in lieu of accumulated dividend (in shares) | shares																			44,444
Stated value of shares for dividends declared																			$ 200,000
Class AA
Disclosure of classes of share capital [line items]
Number of shares issued as settlement of obligations (in share) | shares																			68,615
Value of shares issued as settlement of obligations																			$ 308,769
Class J Shares
Disclosure of classes of share capital [line items]
Accumulated dividends declared and paid														$ 1,864,383
Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Stock conversion ratio													1
Bottom of range | Class D Shares Non Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															0.00%
Bottom of range | Class F Shares Super Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															0.00%
Top of range
Disclosure of classes of share capital [line items]
Employee’s basic contribution																	10.00%	10.00%
Top of range | Class D Shares Non Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															15.00%
Top of range | Class F Shares Super Voting and Non Participating
Disclosure of classes of share capital [line items]
Percentage of dividends															15.00%
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote																	1	1	1
Number of share options exercised in share-based payment arrangement (in shares) | shares																91,739
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares																	53,987	53,987	91,739
Issuance of Subordinate Voting Shares from exercise of stock options																	$ 165,000		$ 244,000
Exercise of stock options																	$ 165,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares																	5,514	5,514
Issuance of Subordinate Voting Shares from settlement of DSU																	$ 23,000
Subordinate Voting Shares | Contributed Surplus
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options																	(36,000)		(58,000)
Issuance of Subordinate Voting Shares from settlement of DSU																	$ (23,000)
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares from exercise of stock options (in shares) | shares																	53,987	53,987
Issuance of Subordinate Voting Shares from exercise of stock options																	$ 201,000		$ 302,000
Issuance of Subordinate Voting Shares from settlement of DSU (in shares) | shares																	5,514	5,514
Issuance of Subordinate Voting Shares from settlement of DSU																	$ 23,000
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares								473,646									473,646	473,646
Issuance of shares on business acquisition																	$ 1,800,000
Subordinate Voting Shares | Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																	473,646	473,646
Issuance of shares on business acquisition																	$ 1,800,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares							1,274,510										1,274,510	1,274,510
Issuance of shares on business acquisition																		$ 3,870
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																	1,274,510	1,274,510
Issuance of shares on business acquisition																	$ 3,870,000
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares	300,192	300,189		600,384													600,384	600,384
Issuance of shares on business acquisition																	$ 2,172,500
Subordinate Voting Shares | Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of shares on business acquisition (in shares) | shares																	600,384	600,384
Issuance of shares on business acquisition																	$ 2,173,000
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote																	10	10	10
Number of share options exercised in share-based payment arrangement (in shares) | shares																0
Number of stock options available to purchase of shares (in shares) | shares																	863,160	863,160	863,160
Class AA
Disclosure of classes of share capital [line items]
Number of votes per share | Vote															10
Class C Shares Non Voting and Non Participating | Bottom of range
Disclosure of classes of share capital [line items]
Percentage of dividends															0.00%
Class C Shares Non Voting and Non Participating | Top of range
Disclosure of classes of share capital [line items]
Percentage of dividends															15.00%
Class J Shares
Disclosure of classes of share capital [line items]
Dividends in arrears																				$ 1,571,233
Class K Shares
Disclosure of classes of share capital [line items]
Dividends in arrears																				385,000
Class L Shares
Disclosure of classes of share capital [line items]
Dividends in arrears																				$ 165,000
Long Term Incentive Plan
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares																	53,987	53,987	91,739	2,500
Vesting period																	4 years	4 years
Stock options exercisable (in shares) | shares			1,513,789													1,478,542	1,513,789		1,478,542	788,160
Weighted average exercise price of share options exercised (in CAD per option) | $ / shares																	$ 3.10		$ 2.66	$ 2.21
Long Term Incentive Plan | Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Percentage of aggregate number of shares issued and outstanding																	10.00%	10.00%